Equity	12 Months Ended
Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Equity
18. Equity

Accounting policies

Own shares represent shares and share options of Diageo plc that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.
Share-based payments include share awards and options granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on Monte Carlo and Black Scholes models and is charged to the income statement over the vesting period. For equity settled shares the credit is included in retained earnings. Cancellations of share options are treated as an acceleration of the vesting period and any outstanding charge is recognised in operating profit immediately. Any surplus or deficit arising on the sale of the Diageo plc shares held by the group is included as a movement in equity.
Dividends are included in the financial statements in the year in which they are approved.
(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2022	2,498	723
At 30 June 2021	2,559	741
At 30 June 2020	2,562	742
(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2019	(37)	(781)	(818)
Other comprehensive income/(loss)	125	(241)	(116)
Transfers from other retained earnings	5	—	5
At 30 June 2020	93	(1,022)	(929)
Other comprehensive income/(loss)	20	(672)	(652)
At 30 June 2021	113	(1,694)	(1,581)
Other comprehensive (loss)/income	(87)	622	535
At 30 June 2022	26	(1,072)	(1,046)

Currency basis spreads included in the hedging reserve represent the cost of hedging arising as a result of imperfections of foreign exchange markets. Exclusion of currency basis spreads would result in a £22 million (2021 – £22 million, 2020 – £30 million) credit to hedging reserve.
(c) Own shares
Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2019	232	2,026
Share trust arrangements	(1)	(7)
Shares used to satisfy options	(4)	(83)
Shares purchased - share buyback programme	39	1,282
Shares cancelled	(39)	(1,282)
At 30 June 2020	227	1,936
Share trust arrangements	(1)	(11)
Shares used to satisfy options	(3)	(48)
Shares purchased - share buyback programme	3	109
Shares cancelled	(3)	(109)
At 30 June 2021	223	1,877
Share trust arrangements	(2)	(23)
Shares used to satisfy options	(2)	(16)
Shares purchased - share buyback programme	61	2,284
Shares cancelled	(61)	(2,284)
At 30 June 2022	219	1,838

Share trust arrangements
At 30 June 2022, the employee share trusts owned 2 million of ordinary shares in Diageo plc (the company) at a cost of £25 million and market value of £63 million (2021 – 2 million shares at a cost of £47 million, market value £74 million; 2020 – 2 million shares at a cost of £51 million, market value £57 million). Dividends receivable by the employee share trusts on the shares are waived and the trustee abstains from voting.

Purchase of own shares
Authorisation was given by shareholders on 30 September 2021 to purchase a maximum of 233,611,282 shares at a minimum price of 28 101/108 pence and a maximum price of higher of (a) 105% of the average of the middle market quotations for an ordinary share for the five preceding business days and (b) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange at the time the purchase is carried out. The programme expires at the conclusion of the next Annual General Meeting or on 29 December 2022 if earlier.
During the year ended 30 June 2022, Diageo sold call options on own shares for a consideration of £13 million due to no longer being required for employee share plan hedging.
Diageo’s current return of capital programme, initially approved by the Board on 25 July 2019, seeks to return up to £4.5 billion to shareholders and is expected to be completed by 30 June 2023. Under the first two phases of the programme, which ended on 31 January 2020 and 11 February 2022 respectively, the company returned capital to shareholders via share buyback, at a cost, excluding transaction costs, of £2.25 billion. On 21 February 2022, the company announced the third phase of the programme with a value of up to £1.7 billion returned to shareholders, via share buybacks, to be completed no later than 5 October 2022. At 30 June 2022, £1.4 billion had been completed as part of the third phase. The remaining £0.9 billion of the programme is expected to be completed by 30 June 2023.
During the year ended 30 June 2022, the group purchased 61 million ordinary shares (2021 – 3.2 million; 2020 – 39 million), representing approximately 2.4% of the issued ordinary share capital (2021 – 0.1%; 2020 – 1.5%) at an average price of 3709 pence per share, and an aggregate cost of £2,284 million (including £16 million of transaction costs) (2021 – 3407 pence per share, and an aggregate cost of £109 million, including £1 million of transaction costs; 2020 – 3243 pence per share, and an aggregate cost of £1,282 million, including £7 million of transaction costs) under the share buyback programme. The shares purchased under the share buyback programmes were cancelled.
A financial liability of £117 million was established at 30 June 2022, representing the 3.3 million shares that were expected to be purchased by 28 July 2022.
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2022 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
July 2021	1,728,254	1,728,254	3457	227,758,747
August 2021	2,396,223	2,396,223	3538	225,362,524
September 2021	3,175,936	3,175,936	3493	222,186,588
October 2021(1)	1,565,980	1,565,980	3550	232,045,302
November 2021	1,375,946	1,375,946	3785	230,669,356
December 2021	4,423,031	4,423,031	3960	226,246,325
January 2022	5,822,743	5,822,743	3797	220,423,582
February 2022	5,865,710	5,865,710	3714	214,557,872
March 2022	8,480,736	8,480,736	3588	206,077,136
April 2022	7,260,564	7,260,564	3935	198,816,572
May 2022	12,627,704	12,627,704	3724	186,188,868
June 2022	6,771,405	6,771,405	3584	179,417,463
Total	61,494,232	61,494,232	3708	179,417,463
(1) New maximum number of purchasable shares was authorised by shareholders at the AGM held on 30 September 2021
(d) Dividends

	2022	2021	2020
	£ million	£ million	£ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2021
44.59 pence per share (2020 – 42.47 pence; 2019 – 42.47 pence)	1,040	992	1,006
Interim dividend for the year ended 30 June 2022
29.36 pence per share (2021 – 27.96 pence; 2020 – 27.41 pence)	680	654	640
	1,720	1,646	1,646

The proposed final dividend of £1,067 million (46.82 pence per share) for the year ended 30 June 2022 was approved by the Board of Directors on 27 July 2022. As this was after the balance sheet date and the dividend is subject to approval by shareholders at the Annual General Meeting, this dividend has not been included as a liability in these consolidated financial statements. There are no corporate tax consequences arising from this treatment.
Dividends are waived on all treasury shares owned by the company and all shares owned by the employee share trusts.
(e) Non-controlling interests
Diageo consolidates USL, a company incorporated in India, with a 42.73% non-controlling interest and has a 50% controlling interest in Ketel One Worldwide B.V. (Ketel One), a company incorporated in the Netherlands. All other consolidated subsidiaries are fully owned or the non-controlling interests, including Ketel One, are not material.
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2022			2021	2020
	USL £ million	Others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	3,194	2,603	5,797	5,140	4,688
Net sales	1,013	2,042	3,055	2,553	2,314
(Loss)/profit for the year	(127)	354	227	298	85
Other comprehensive income/(loss)(1)	134	199	333	(434)	(96)
Total comprehensive income/(loss)	7	553	560	(136)	(11)
Attributable to non-controlling interests	3	256	259	(35)	8
Balance sheet
Non-current assets(2)	1,668	3,349	5,017	4,669	5,170
Current assets	727	1,275	2,002	1,492	1,280
Non-current liabilities	(275)	(1,224)	(1,499)	(1,356)	(1,459)
Current liabilities	(441)	(1,205)	(1,646)	(1,335)	(1,188)
Net assets	1,679	2,195	3,874	3,470	3,803
Attributable to non-controlling interests	717	999	1,716	1,534	1,668
Cash flow
Net cash inflow from operating activities	149	541	690	661	233
Net cash outflow from investing activities	(74)	(215)	(289)	(137)	(152)
Net cash outflow from financing activities	(72)	(250)	(322)	(371)	(209)
Net increase/(decrease) in cash and cash equivalents	3	76	79	153	(128)
Exchange differences	—	52	52	(19)	(3)
Dividends payable to non-controlling interests	—	(72)	(72)	(72)	(117)
(1)    Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.
(2)    Non-current assets include the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2022 was £1,488 million (2021 – £1,295 million; 2020 – £1,464 million).
(f) Employee share compensation
The group uses a number of share award and option plans to grant to its directors and employees.
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2022 is as follows:

	2022 £ million	2021 £ million	2020 £ million
Executive share award plans	51	41	(3)
Executive share option plans	4	4	2
Savings plans	4	4	3
	59	49	2

Executive share awards have been made primarily under the Diageo 2014 Long Term Incentive Plan (DLTIP) from September 2014 onwards and delivered in conditional awards in the form of performance shares, performance share options, time-vesting restricted stock units (RSUs) and/or time-vesting share options (or cash-based equivalents in certain locations for regulatory reasons). Share options are granted at the market value at the time of grant. Prior to the introduction of the DLTIP, employees in associated companies were granted awards under the Diageo plc 2011 Associated Companies Share Incentive Plan (DACSIP). In the case of Executive Directors, conditional awards of time-vesting RSUs or forfeitable shares may be awarded under the 2020 Deferred Bonus Share Plan (DBSP), with vesting not subject to any performance conditions and not subject to a post-vesting retention period. The DBSP was approved by shareholders in September 2020.
Share awards normally vest and are released on the third anniversary of the grant date. Participants do not make a payment to receive the award at grant. Executive Directors are required to hold any vested shares awarded under DLTIP for a further two-year post-vesting holding period. Share options may normally be exercised between three and ten years after the grant date. Executives in North America and Latin America and Caribbean are granted awards over the company’s ADRs (one ADR is equivalent to four ordinary shares).
Performance shares under the DLTIP (for awards in 2020 and thereafter) are subject to the achievement of three performance measures: 1) compound annual growth in profit before exceptional items over three years; 2) compound annual growth in organic net sales over three years; 3) environmental, social and governance (ESG) priorities, weighted 40%, 40% and 20% of the maximum respectively, as set out in the Directors’ remuneration report. Performance share options under the DLTIP are subject to the achievement of two equally weighted performance measures: 1) a comparison of Diageo’s three-year TSR with a peer group; 2) cumulative free cash flow over a three-year period, measured at constant exchange rates. Performance measures and targets are set annually by the Remuneration Committee. The vesting range is 20% for Executive Directors and 25% for other participants for achieving minimum performance targets, up to 100% for achieving the maximum target level. Retesting of the performance measures is not permitted.
For performance shares under the DLTIP, dividends are accrued on awards and are given to participants to the extent that the awards actually vest at the end of the performance period. Dividends are normally paid out in the form of shares.

Savings plans are provided in the form of a savings-related share option plan. For UK employees, awards were made under the Diageo 2010 Sharesave plan (for options granted up until 2020) and the Diageo 2020 Sharesave plan (for options granted from 2021). For Republic of Ireland (ROI) based employees, awards were made under the Diageo 2009 Irish Sharesave Scheme (for options granted up until 2019) and the Diageo 2019 Irish Sharesave Scheme (for options granted in 2020). These are HMRC and Irish Revenue approved all-employee savings plans.
For ROI employees, any grants from 2021 were made under the Diageo 2020 Sharesave plan which is not an approved plan in the Republic of Ireland. These plans are made available to UK and ROI employees who are employed on the annual results announcement date. Participants can save monthly, with deductions taken directly from net pay, for a period of 3 or 5 years.In return, employees are granted the option to buy Diageo shares using the savings accrued at the end of the relevant savings period and at a 20% discounted option price, which is set at the time of grant. Provided participants fulfil the terms set out within the relevant UK or ROI tax approved scheme rules, any gains from the option exercise are free from UK or ROI income tax. For ROI Sharesave awards granted from 2021, as these are not made under a Revenue tax approved plan, the gains from the option exercise are subject to ROI income tax.
For US employees the awards are made under the Diageo plc 2017 United States Employee Stock Purchase Plan. Employees agree to make regular monthly savings for a period of one year and acquire American Depositary Receipts (ADRs) at 15% discounted price (which is set at the time of grant) using their contributions at the end of the plan cycle. They receive the benefit of tax-relief if certain conditions are satisfied.
For the three years ended 30 June 2022, the calculation of the fair value of each share award used the Monte Carlo and Black Scholes pricing model and the following assumptions:

	2022	2021	2020
Risk free interest rate	0.4%	(0.1%)	0.4%
Expected life of the awards	40 months	36 months	37 months
Dividend yield	2.1%	2.7%	1.9%
Weighted average share price	3545 p	2557 p	3501 p
Weighted average fair value of awards granted in the year	2729 p	2107 p	899 p
Number of awards granted in the year	2.1 million	2.1 million	1.7 million
Fair value of all awards granted in the year	£57 million	£45 million	£16 million
Transactions on schemes
Transactions on the executive share award plans for the three years ended 30 June 2022 were as follows:

	2022 Number of awards million	2021 Number of awards million	2020 Number of awards million
Balance outstanding at 1 July	5.3	5.6	7.0
Granted	2.1	2.1	1.8
Awarded	(1.1)	(1.2)	(2.5)
Forfeited	(1.1)	(1.2)	(0.7)
Balance outstanding at 30 June	5.2	5.3	5.6

The exercise price of share options outstanding at 30 June 2022 was in the range of 1704 pence-4024 pence (2021 – 1232 pence-3483 pence; 2020 – 1080 pence-3483 pence.)
At 30 June 2022, 2.2 million share options were exercisable at a weighted average exercise price of 2394 pence. Weighted average remaining contractual life of share options was five years at 30 June 2022.